Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
January 31, 2025
SLCXK6-NPRT3-0425
1.9883973.107
Common Stocks - 100.5%
	Shares	Value ($)
CANADA - 4.0%
Consumer Staples - 0.4%
Food Products - 0.4%
Lassonde Industries Inc Class A	571	71,535
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	1,933	46,258
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	652	26,067
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.0%
Kraken Robotics Inc (a)	93,798	170,383
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (a)(b)	939	24,907
TOTAL INFORMATION TECHNOLOGY		195,290

Utilities - 2.1%
Gas Utilities - 2.1%
Brookfield Infrastructure Corp (United States) (c)	8,526	355,705
TOTAL CANADA		694,855
INDIA - 0.7%
Industrials - 0.7%
Professional Services - 0.7%
WNS Holdings Ltd ADR	2,061	126,236
ISRAEL - 1.4%
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	2,200	40,890
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (a)	74	18,143
Software - 1.1%
Cellebrite DI Ltd (a)	7,302	175,540
TOTAL ISRAEL		234,573
JAPAN - 0.7%
Industrials - 0.4%
Professional Services - 0.4%
BayCurrent Inc	1,539	65,626
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	2,468	59,454
TOTAL JAPAN		125,080
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Merus NV (a)	471	19,283
PUERTO RICO - 1.0%
Financials - 1.0%
Financial Services - 1.0%
EVERTEC Inc	5,097	165,500
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Silicon Motion Technology Corp ADR	2,727	148,921
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (a)	454	98,159
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	172	31,051
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	1,556	46,758
Health Care - 0.0%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (a)	2,900	6,409
TOTAL UNITED KINGDOM		84,218
UNITED STATES - 90.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc Class A (a)(d)	6,792	0
Consumer Discretionary - 12.7%
Automobile Components - 0.7%
Patrick Industries Inc	1,227	119,191
Diversified Consumer Services - 4.4%
Grand Canyon Education Inc (a)(c)	2,631	462,109
Laureate Education Inc (a)	15,573	291,526
		753,635
Household Durables - 1.1%
Cavco Industries Inc (a)	171	86,977
Installed Building Products Inc	505	100,415
		187,392
Leisure Products - 1.0%
YETI Holdings Inc (a)	4,793	178,587
Specialty Retail - 4.2%
Boot Barn Holdings Inc (a)	1,289	207,336
Group 1 Automotive Inc	225	102,710
Murphy USA Inc	820	412,386
		722,432
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)(c)	2,173	221,798
TOTAL CONSUMER DISCRETIONARY		2,183,035

Consumer Staples - 5.3%
Beverages - 0.6%
Coca-Cola Consolidated Inc	80	109,410
Consumer Staples Distribution & Retail - 3.6%
Performance Food Group Co (a)	6,692	604,355
Food Products - 0.6%
Freshpet Inc (a)	350	55,983
Vital Farms Inc (a)	1,163	51,026
		107,009
Tobacco - 0.5%
Turning Point Brands Inc	1,474	93,952
TOTAL CONSUMER STAPLES		914,726

Energy - 5.1%
Energy Equipment & Services - 1.7%
Cactus Inc Class A	2,170	129,571
Flowco Holdings Inc Class A	300	8,399
Kodiak Gas Services Inc	3,434	160,643
		298,613
Oil, Gas & Consumable Fuels - 3.4%
Chord Energy Corp	500	56,225
Core Natural Resources Inc	1,323	119,520
Gulfport Energy Corp (a)	977	174,404
Northern Oil & Gas Inc (c)	6,626	238,205
		588,354
TOTAL ENERGY		886,967

Financials - 19.1%
Banks - 5.8%
Connectone Bancorp Inc	5,821	147,504
Eastern Bankshares Inc	13,759	252,615
Metropolitan Bank Holding Corp (a)	2,374	152,245
Old National Bancorp/IN	1,800	42,930
SouthState Corp	2,406	254,050
Synovus Financial Corp	2,526	142,517
		991,861
Capital Markets - 4.3%
P10 Inc Class A	3,347	45,720
Perella Weinberg Partners Class A	1,507	38,911
Piper Sandler Cos	635	201,384
Stifel Financial Corp	1,453	168,330
StoneX Group Inc (a)	2,585	283,109
		737,454
Consumer Finance - 2.2%
FirstCash Holdings Inc	3,555	388,028
Insurance - 6.8%
Baldwin Insurance Group Inc/The Class A (a)(c)	12,333	505,037
Primerica Inc	1,040	301,777
Selective Insurance Group Inc	4,398	370,004
		1,176,818
TOTAL FINANCIALS		3,294,161

Health Care - 10.1%
Biotechnology - 3.4%
ADMA Biologics Inc (a)	3,258	52,617
Arcellx Inc (a)	428	29,160
Celldex Therapeutics Inc (a)	1,154	28,261
Cogent Biosciences Inc (a)	2,600	24,206
Crinetics Pharmaceuticals Inc (a)	1,262	50,859
Cytokinetics Inc (a)	1,330	65,782
Day One Biopharmaceuticals Inc (a)	1,400	17,317
Halozyme Therapeutics Inc (a)	1,835	103,934
Immunovant Inc (a)	1,114	24,218
MoonLake Immunotherapeutics Class A (a)	526	24,191
Spyre Therapeutics Inc (a)	942	21,657
Vaxcyte Inc (a)	1,003	88,585
Viking Therapeutics Inc (a)(c)	766	25,087
Viridian Therapeutics Inc (a)	1,705	33,043
		588,917
Health Care Equipment & Supplies - 2.7%
Artivion Inc (a)	600	18,575
Ceribell Inc	2,353	54,143
Masimo Corp (a)	492	85,721
Merit Medical Systems Inc (a)	1,427	155,372
Penumbra Inc (a)	246	65,675
TransMedics Group Inc (a)	600	40,530
UFP Technologies Inc (a)	150	41,199
		461,215
Health Care Providers & Services - 3.1%
Acadia Healthcare Co Inc (a)	1,900	85,709
BrightSpring Health Services Inc (a)	3,663	86,447
Chemed Corp	294	165,228
Ensign Group Inc/The	350	48,881
Owens & Minor Inc (a)	8,167	116,298
RadNet Inc (a)	400	26,188
		528,751
Life Sciences Tools & Services - 0.6%
Fortrea Holdings Inc (a)	5,090	85,563
Maravai LifeSciences Holdings Inc Class A (a)	3,116	15,362
		100,925
Pharmaceuticals - 0.3%
Elanco Animal Health Inc (a)	1,618	19,464
Enliven Therapeutics Inc (a)	1,508	32,965
Structure Therapeutics Inc ADR (a)	350	10,489
		62,918
TOTAL HEALTH CARE		1,742,726

Industrials - 18.0%
Aerospace & Defense - 3.4%
Cadre Holdings Inc	3,330	128,372
Kratos Defense & Security Solutions Inc (a)	2,685	89,598
Leonardo DRS Inc (a)(c)	5,948	209,072
V2X Inc (a)	2,997	156,234
		583,276
Building Products - 0.8%
Tecnoglass Inc	1,873	142,348
Commercial Services & Supplies - 0.4%
Brink's Co/The	587	54,785
Pursuit Attractions and Hospitality Inc (a)	420	16,590
		71,375
Construction & Engineering - 4.4%
Bowman Consulting Group Ltd (a)	1,532	38,959
Centuri Holdings Inc	2,916	64,968
Construction Partners Inc Class A (a)	1,488	119,635
Fluor Corp (a)	1,810	87,260
IES Holdings Inc (a)	1,085	240,090
Sterling Infrastructure Inc (a)	724	103,112
WillScot Holdings Corp (a)	2,203	81,643
		735,667
Electrical Equipment - 0.6%
NEXTracker Inc Class A (a)	2,176	109,714
Ground Transportation - 0.9%
Proficient Auto Logistics Inc	912	8,974
Ryder System Inc	944	150,483
		159,457
Machinery - 1.1%
Mueller Industries Inc	1,312	103,320
REV Group Inc	2,642	91,677
		194,997
Professional Services - 3.4%
Cbiz Inc (a)(c)	1,851	158,834
ExlService Holdings Inc (a)	2,848	143,140
Genpact Ltd	5,043	245,544
UL Solutions Inc Class A	737	39,732
		587,250
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies Inc	893	232,207
Beacon Roofing Supply Inc (a)	1,709	202,243
GMS Inc (a)	1,013	85,436
		519,886
TOTAL INDUSTRIALS		3,103,970

Information Technology - 12.9%
Communications Equipment - 3.3%
Ciena Corp (a)	1,911	166,525
Lumentum Holdings Inc (a)	4,668	397,060
		563,585
Electronic Equipment, Instruments & Components - 4.5%
ePlus Inc (a)	1,251	99,955
Insight Enterprises Inc (a)	2,154	372,104
Napco Security Technologies Inc	1,314	48,223
PAR Technology Corp (a)(c)	1,800	130,662
Sanmina Corp (a)	1,438	120,404
		771,348
Semiconductors & Semiconductor Equipment - 0.9%
Aehr Test Systems (a)(c)	2,143	24,280
Penguin Solutions Inc (a)(c)	7,005	142,061
		166,341
Software - 4.2%
Blend Labs Inc Class A (a)(c)	19,549	75,264
Informatica Inc Class A (a)	4,437	113,942
Olo Inc Class A (a)	13,847	102,191
Rapid7 Inc (a)	2,193	84,474
SPS Commerce Inc (a)	437	80,705
Tenable Holdings Inc (a)	2,708	116,688
Varonis Systems Inc (a)(c)	1,318	59,784
Weave Communications Inc (a)	5,049	82,400
		715,448
TOTAL INFORMATION TECHNOLOGY		2,216,722

Materials - 3.0%
Chemicals - 0.9%
Hawkins Inc	1,209	129,254
Tronox Holdings PLC	3,641	37,393
		166,647
Construction Materials - 1.1%
Eagle Materials Inc	720	184,853
Metals & Mining - 1.0%
ATI Inc (a)	642	36,652
Carpenter Technology Corp	699	134,949
		171,601
TOTAL MATERIALS		523,101

Real Estate - 3.0%
Health Care REITs - 0.4%
CareTrust REIT Inc	2,860	75,790
Industrial REITs - 0.5%
Terreno Realty Corp	1,332	87,139
Retail REITs - 1.8%
Acadia Realty Trust	6,138	141,420
Macerich Co/The	3,223	66,974
Tanger Inc	2,509	82,345
		290,739
Specialized REITs - 0.3%
Four Corners Property Trust Inc	2,121	58,179
TOTAL REAL ESTATE		511,847

Utilities - 1.4%
Electric Utilities - 0.4%
TXNM Energy Inc	1,521	73,540
Gas Utilities - 1.0%
Southwest Gas Holdings Inc	2,165	161,683
TOTAL UTILITIES		235,223

TOTAL UNITED STATES		15,612,478
TOTAL COMMON STOCKS (Cost $12,933,146)		17,309,303

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $1,317,222)	4.37	1,317,090	1,317,221

TOTAL INVESTMENT IN SECURITIES - 108.1% (Cost $14,250,368)	18,626,524
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(1,402,808)
NET ASSETS - 100.0%	17,223,716

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,907 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	278,975	10,743,649	11,022,624	6,690	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	260,839	20,233,761	19,177,378	2,317	-	(1)	1,317,221	1,317,090	0.0%
Total	539,814	30,977,410	30,200,002	9,007	-	(1)	1,317,221	1,317,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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